NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Net income (loss) attributable to non-controlling interests (Note 24)	$ 146	$ 37	$ 91
Redeemable non-controlling interest	0	0	1
Non-Controlling Interests	9,455	126
Equity Attributable to Non-Controlling Interests
Non-controlling interests
Net income (loss) attributable to non-controlling interests (Note 24)	$ (146)	(37)	(90)
Columbia Gas and Columbia Gulf
Non-controlling interests
Noncontrolling Interests Ownership	40.00%
Net income (loss) attributable to non-controlling interests (Note 24)	$ 143	0	0
Non-Controlling Interests	$ 9,167
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interests
Noncontrolling Interests Ownership	38.30%
Net income (loss) attributable to non-controlling interests (Note 24)	$ 41	37	30
Non-Controlling Interests	$ 106	126
Texas Wind Farms
Non-controlling interests
Noncontrolling Interests Ownership	100.00%
Net income (loss) attributable to non-controlling interests (Note 24)	$ (38)	0	0
Non-Controlling Interests	$ 182
TC PipeLines, LP
Non-controlling interests
Noncontrolling Interests Ownership	0.00%
Net income (loss) attributable to non-controlling interests (Note 24)	$ 0	$ 0	$ 60
TC PipeLines, LP | Equity Attributable to Non-Controlling Interests | TC PipeLines, LP
Non-controlling interests
Noncontrolling Interests Ownership			74.50%
Redeemable non-controlling interest (Note 7)
Non-controlling interests
Noncontrolling Interests Ownership	0.00%